1940 Act
Rule 30b2-1

VIA EDGAR

March 12, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	PHLVIC Variable Universal Life Account

File No. 811-09065, CIK 0001072247

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment company listed in the table below. This filing constitutes the filing of the report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the date indicated. The filing is hereby incorporated by reference.

Investment Company	CIK	Date Filed
Rydex Variable Trust	0001064046	3/12/14

/s/Lois L. McGuire

Lois L. McGuire

Assistant Vice President

Phoenix Life Insurance Company